Supplemental Oil and Natural Gas Information - Standardized Measure of Discounted Net Future Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Net Cash Flows [Abstract]
Future cash inflows (total revenues)	$ 479,527		$ 50,614
Future production costs (severance and ad valorem taxes plus LOE)	(116,161)		(6,448)
Future development costs (capital costs)	(76,511)		(8,015)
Future income tax expense		[1]		[1]
Future net cash flows	(286,855)		36,151
10% annual discount for estimated timing of cash flows	(131,560)		(14,257)
Standard measure of Discounted Future Net Cash Flow	$ 155,295		$ 21,894

[1]	Future net cash flows do not include the effects of income taxes on future revenues because Eclipse I was a limited partnership not subject to entity-level income taxation as of December 31, 2013 and December 31, 2012. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to Eclipse I's partners'.